Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2019
Notes payable	$ 2,699,266		$ 1,157,805	$ 165,120
Due to related party	458,218		561,230	1,103,314
Repayment of notes payable	1,256,591	$ 203,245	1,689,846	650,000
Borrowings	65,250	83,204	299,173	12,900
Operating expenses	1,528,989	$ 1,546,052	6,071,597	5,270,386
CEO [Member]
Borrowings	47,000			12,900
Operating expenses	18,249		299,173	137,264
Repayment of debt	48,763		303,079	162,495
DMB Group LLC [Member]
Due to related party	458,218		561,230	1,103,314
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Notes payable	285,883		405,382	$ 828,561	$ 940,000
Due to related party					$ 97,689
Repayment of notes payable	119,499		458,275
Interest expenses	$ 5,485		$ 35,096